CONCENTRATION AND RISKS (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 10,722	¥ 74,120	$ 80,950	¥ 576,318	$ 3,487	¥ 24,443
Cash and cash equivalents percentage	62.98%	62.98%	58.96%	58.96%	0.75%	0.75%
Cash FDIC	$ 250,000		$ 250,000